Interim Condensed Consolidated Statements of Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 23,310	$ 18,323	$ 44,998	$ 36,102
Cost of revenue	(8,249)	(6,053)	(15,188)	(11,624)
Gross profit	15,061	12,270	29,810	24,478
Research and development costs	(8,731)	(8,493)	(18,191)	(17,611)
Selling and marketing costs	(11,186)	(10,034)	(19,999)	(17,568)
General and administrative costs	(15,202)	(12,301)	(28,961)	(23,901)
Other operating income, net	5	66	5	74
Operating loss	(20,053)	(18,492)	(37,336)	(34,528)
Interest income	231	419	520	869
Interest expense	(1,620)	(559)	(3,287)	(1,218)
Fair value adjustments on warrant obligations	(317)	58	(409)	20
Foreign exchange losses, net	(519)	(3,078)	(835)	(3,677)
Loss before income taxes	(22,278)	(21,652)	(41,347)	(38,534)
Income tax expense	(78)	(762)	(331)	(1,265)
Loss for the period	(22,356)	(22,414)	(41,678)	(39,799)
Attributable to the owners of the parent	$ (22,356)	$ (22,414)	$ (41,678)	$ (39,799)
Earnings per share [abstract]
Basic loss per share (in dollars per share)	$ (0.30)	$ (0.33)	$ (0.58)	$ (0.59)
Diluted loss per share (in dollars per share)	$ (0.30)	$ (0.33)	$ (0.58)	$ (0.59)